Other Gains and Losses, Net (Schedule of other gains and losses, net) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
OTHER GAINS AND LOSSES, NET
Gain on sale of investments	$ 5.3		$ 9.4		$ 9.9
Unrealized gain on trading investments, net	19.7		0		14.2
gain on sale of CLO management contracts	8.3		0		0
Net foreign exchange gains	0.3		0		0
Settlement of litigation	0	[1]	45.0	[1]	0	[1]
other realized gains	4.1		0		0
Total other gains	37.7		54.4		24.1
Loss on debt extinguishment	(23.5)		0		0
Other-than-temporary impairment of available-for-sale investments	(0.8)		(1.0)		(7.0)
Unrealized loss on trading investments, net	0		(2.6)		0
Net foreign exhange losses	0		(0.6)		(0.2)
Other realized losses	(5.1)		(1.2)		(1.3)
Total other losses	29.4		5.4		8.5
Other gains and losses, net	$ 8.3		$ 49.0		$ 15.6

[1]	Included within other gains and losses in the year ended December 31, 2011 is a credit of $45.0 million related to the settlement of litigation arising from the 2007 departure of certain investment professionals to a competitor.